INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income (loss) from continuing operations before income tax expense (benefit)
U.S.									$ (1,626)	$ 15,118	$ (17,180)
Foreign									725	4,548	2,738
Income (loss) from continuing operations before income tax expense (benefit)	2,885	(4,270)	1,794	(1,310)	16,568	179	1,235	1,684	(901)	19,666	(14,442)
Foreign:
Current									303	807	1,573
Deferred									48	270	3,636
U.S.:
Current									(208)	(163)	1,229
Deferred									(19,907)	5,822	(8,493)
Income tax expense (benefit)									(19,764)	6,736	(2,055)
Reconciliation between actual income tax (benefit) expense and statutory U.S. federal amount computed by applying the federal income tax rate, pre-tax income (loss)
Consolidated total amounts									2,604	22,877	(13,495)
Amounts attributable to discontinued operations									3,505	3,211	947
Loss from continuing operations before income tax expense (benefit) and equity in earnings of subsidiaries									(901)	19,666	(14,442)
Reconciliation between actual income tax (benefit) expense and statutory U.S. federal amount computed by applying the federal income tax rate, tax expense/benefit
U.S. federal income tax at statutory rate									911	8,007	(4,723)
Consolidated total amounts									(18,726)	10,592	(3,769)
Amounts attributable to discontinued operations									1,038	3,856	(1,714)
Total									(19,764)	6,736	(2,055)
Adjustments:
Tax exempt interest									(454)	(587)	(677)
Investment in subsidiaries and partnerships									(224)	(1,319)	(473)
Variable interest entities									(43)	(2)	435
Uncertain tax positions									(25)	(37)	874
Dividends received deduction									(52)	(108)	(117)
Effect of foreign operations									(386)	602	(497)
Bargain purchase gain										(116)
State income taxes									(87)	(126)	155
Other									131	184	313
Effect of discontinued operations									(190)	173	(1,827)
Effect of discontinued operations - goodwill										1,268	3
Valuation allowance
Continuing operations									(18,307)	1,361	2,986
Discontinued operations										$ 1,292	$ (221)
Reconciliation between actual income tax (benefit) expense and statutory U.S. federal amount computed by applying the federal income tax rate, percentage of pre-tax income (loss)
U.S. federal income tax at statutory rate (as a percent)									35.00%	35.00%	35.00%
Consolidated total amounts (as a percent)										46.30%	27.90%
Amounts attributable to discontinued operations (as a percent)									29.60%	120.10%	(180.90%)
Adjustments:
Amounts attributable to continuing operations (as a percent)										34.30%	14.20%
Tax exempt interest (as a percent)									(17.40%)	(2.60%)	5.00%
Investment in subsidiaries and partnerships (as a percent)									(8.60%)	(5.80%)	3.50%
Variable Interest Entities (as a percent)									(1.70%)	0.00%	(3.20%)
Uncertain Tax Positions (as a percent)									(1.00%)	(0.20%)	(6.50%)
Dividends received deduction (as a percent)									(2.00%)	(0.50%)	0.90%
Effect of foreign operations (as a percent)									(14.80%)	2.60%	3.70%
Bargain purchase gain (as a percent)										(0.50%)
State income taxes (as a percent)									(3.30%)	(0.60%)	(1.20%)
Other (as a percent)									5.00%	0.80%	(2.30%)
Effect of discontinued operations (as a percent)									(7.30%)	0.80%	13.50%
Effect of discontinued operations - goodwill										5.50%	0.00%
Valuation allowance (as a percent):
Continuing operations (as a percent)										6.00%	(22.10%)
Discontinued operations (as a percent)										5.70%	1.60%